UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: January 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of

Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
January 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 91.5%
	Shares	Value
CONSUMER DISCRETIONARY — 17.2%
Advance Auto Parts	5,000	$584,950
AMC Networks, Cl A *	12,000	619,080
Comcast, Cl A	15,000	637,950
DISH Network, Cl A *	20,000	938,000
Liberty Expedia Holdings, Cl A *	12,480	585,187
Liberty Interactive QVC Group, Cl A *	30,000	842,700
Liberty SiriusXM Group, Cl C *	12,225	547,802
News, Cl A	51,300	877,743
Target	16,000	1,203,520
Twenty-First Century Fox, Cl A	12,000	442,800

		7,279,732

CONSUMER STAPLES — 5.4%
Coca-Cola	23,000	1,094,570
CVS Health	10,000	786,900
Kellogg	5,700	388,227

		2,269,697

ENERGY — 3.2%
Antero Resources *	45,700	887,951
Range Resources	33,000	470,250

		1,358,201

FINANCIALS — 16.1%
Allstate	9,325	921,030
Bank of America	24,000	768,000
Berkshire Hathaway, Cl B *	10,000	2,143,800
CIT Group	12,600	638,694
Loews	8,950	462,268
Progressive	19,600	1,060,360
Willis Towers Watson	5,000	802,350

		6,796,502

HEALTH CARE — 16.2%
Allergan	6,000	1,081,560
Cardinal Health	5,000	358,950
Cigna	4,725	984,454
Express Scripts Holding *	12,100	958,078
Gilead Sciences	10,000	838,000
Laboratory Corp of America Holdings *	5,525	964,112
McKesson	6,100	1,030,168
Pfizer	17,550	650,052

		6,865,374

INDUSTRIALS — 5.1%
JetBlue Airways *	14,000	292,040
KAR Auction Services	11,000	599,940
Southwest Airlines	7,000	425,600
United Continental Holdings *	12,000	813,840

		2,131,420

INFORMATION TECHNOLOGY — 15.2%
Alphabet, Cl C *	437	511,264
Apple	4,340	726,646
Avnet	18,800	799,000

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY PORTFOLIO
January 31, 2018
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Cisco Systems	19,100	$793,414
Dell Technologies - VMware, Cl V *	15,000	1,075,500
Oracle	13,900	717,101
QUALCOMM	16,050	1,095,412
Western Digital	7,875	700,718

		6,419,055

TELECOMMUNICATION SERVICES — 3.3%
Verizon Communications	26,125	1,412,579

UTILITIES — 9.8%
Dominion Energy	7,000	535,080
FirstEnergy	60,675	1,996,208
National Grid ADR	7,516	433,523
PPL	37,275	1,187,954

		4,152,765

TOTAL COMMON STOCK (Cost $31,190,032)		38,685,325

SHORT-TERM INVESTMENT — 8.8%

Federated Government Obligations Money Market Fund, 1.190% (A)	3,690,069	3,690,069

TOTAL SHORT-TERM INVESTMENT (Cost $3,690,069)		3,690,069

TOTAL INVESTMENTS— 100.3% (Cost $34,880,101)		$42,375,394

Percentages are based on Net Assets of $42,267,871.

*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of January 31, 2018.

ADR	American Depositary Receipt
Cl	Class

As of January 31, 2018, all of the Portfolio’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended January 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended January 31, 2018, the Fund did not hold any Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semiannual and annual financial statements.

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 29, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 29, 2018